Affiliated companies and other equity-method investees - Summary of balances and transactions with affiliated companies and other equity-method investees (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Subsidiary or Equity Method Investee [Line Items]
Revenues	¥ 1,972,158	¥ 1,715,516	¥ 1,723,096
Non-interest expenses	1,168,811	1,080,402	1,230,523
Affiliated companies and other equity-method investees [Member]
Subsidiary or Equity Method Investee [Line Items]
Investments in affiliated companies	408,034	419,816
Advances to affiliated companies		300
Other receivables from affiliated companies	1,061	1,577
Other payables to affiliated companies	4,224	12,284
Revenues	1,677	1,205	1,124
Non-interest expenses	46,632	38,271	42,852
Purchase of software, securities and tangible assets	¥ 26,830	¥ 23,285	¥ 20,679